GOODWILL AND INTANGIBLE ASSETS, NET - Key assumptions used to determine recoverable amount of goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 8,143,146	$ 7,011,715	$ 6,694,354
Banking | Panama | Discounted cash flow | 5 years plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 6,080,314
Growth rate (real)	5.40%
Banking | Panama | Discounted cash flow | 5 years plan | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	8.80%
Banking | Panama | Discounted cash flow | 5 years plan | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	8.70%
Banking | El Salvador | Discounted cash flow | 5 years plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 1,122,986
Discount Rate (real)	14.90%
Growth rate (real)	4.10%
Banking | Guatemala | Discounted cash flow | 5 years plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 929,186
Discount Rate (real)	10.10%
Growth rate (real)	5.10%
Other
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 10,660